Discontinued Operations - Hotel Properties Held for Sale And Sold (Tables)	9 Months Ended
Sep. 30, 2013
Discontinued Operations - Hotel Properties Held for Sale And Sold [Abstract]
Net Gains (Losses) On Sales Of Properties And Discontinued Operations

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Revenues	$5,390	$9,875	$18,666	$29,411
Hotel and property operations expenses	(4,173)	(8,059)	(15,265)	(24,217)
Interest expense	(484)	(994)	(1,874)	(3,282)
Loss on debt extinguishment	(4)	0	(687)	(53)
Depreciation expense	(130)	(560)	(687)	(1,750)
Net gain on disposition of assets	374	551	1,708	5,820
Impairment loss	(98)	(2,732)	(1,552)	(5,780)
Income tax benefit	0	199	0	574
	$875	$(1,720)	$309	$723